Trade and Other Payables - Schedule of Derivative Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities		$ 21.8	$ 127.6
Australian Oil Deriavtive Contracts [Member] | Forecast [Member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Financial liabilities oil derivative contracts	$ 2.6
Ghanaian Oil Deriavtive Contracts [Member] | Forecast [Member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Financial liabilities oil derivative contracts	$ 4.7
Trade and other payable [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities			$ 127.6